Capital Stock - Summary of Normal Course Issuer Bids (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	17,534,902	14,082,321	895,032
Cash amount	$ 1,766	$ 1,013	$ 40
2011 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	12,000,000
Shares purchased			467,630
Cash amount			21
2012 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	12,000,000
Shares purchased		11,572,598	427,402
Cash amount		814	19
2013 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	20,000,000
Shares purchased	15,135,714	2,509,723
Cash amount	1,525	199
2014 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	20,000,000
Shares purchased	2,399,188
Cash amount	$ 241